Additional disclosures in respect of guaranteed securities (Tables)	12 Months Ended
Mar. 31, 2021
Separate Financial Statements [Abstract]
Disclosure of Condensed Balance Sheet
Summarised financial information for the year ended 31 March 2021 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	—
Non-current assets	8,940
Current loans to other subsidiaries	20,692
Current assets	1,553
Current loans from other subsidiaries	(17,589)
Current liabilities	(1,342)
Non-current loans from other subsidiaries	(2,059)
Non-current liabilities	(6,363)
Net assets¹	3,832
Equity	3,832

Combined income statement – continuing operations
Revenue	2,462
Operating costs	(4,562)
Operating profit	(2,100)
Other income from other subsidiaries	9,978
Other income and costs, including taxation	(182)
Profit after tax	7,696
1.    Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,415 million.

Disclosure of Condensed Income Statement
Summarised financial information for the year ended 31 March 2021 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	—
Non-current assets	8,940
Current loans to other subsidiaries	20,692
Current assets	1,553
Current loans from other subsidiaries	(17,589)
Current liabilities	(1,342)
Non-current loans from other subsidiaries	(2,059)
Non-current liabilities	(6,363)
Net assets¹	3,832
Equity	3,832

Combined income statement – continuing operations
Revenue	2,462
Operating costs	(4,562)
Operating profit	(2,100)
Other income from other subsidiaries	9,978
Other income and costs, including taxation	(182)
Profit after tax	7,696
1.    Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,415 million.